Cover	Oct. 14, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	SkinHealth Systems Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39565
Entity Tax Identification Number	85-1908962
Entity Address, Address Line One	3600 E. Burnett Street
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90815
City Area Code	800
Local Phone Number	603-4996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001818093
Current Fiscal Year End Date	--12-31
Class A Common Stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SKIN
Security Exchange Name	NASDAQ